Provisions and other liabilities	12 Months Ended
Dec. 31, 2023
Disclosure of other provisions [abstract]
Provisions and other liabilities	Provisions and other liabilities

(in €‘000)	December 31, 2023	December 31, 2022
Jubilee provision
Current	—	—
Non-current	35	26
Total	35	26
Defined benefit provision
Current	37	—
Non-current	500	449
Total	537	449
Restructuring provision
Current	62	144
Non-current	—	—
Total	62	144
Warranty provision
Current	218	273
Non-current	72	—
Total	290	273
Share-based payment provision
Current	16,677	16,806
Non-current	10,217	—
Total	26,894	16,806
Other provisions
Current	1,649	—
Non-current	969	45
Total	2,618	45
Total provisions and other liabilities
Current	18,643	17,223
Non-current	11,793	520
Total	30,436	17,743
Jubilee provision
Refer to Note 10.2 for details about the Group’s jubilee plan in the Netherlands and the movements in the provision over all reporting periods presented.
Defined benefit provision
Refer to Note 10.2 for details about the Group’s defined benefit plans in the Netherlands, Belgium and France.
Restructuring provision
In February 2020, the Group announced a restructuring plan in order to streamline its operations so as to align its expense profile with the size of the business. The Group expected that the restructuring would place the Group in a better position to execute on its strategy in the near future. Implementation of the restructuring plan commenced in June 2020. The Group’s restructuring plan affected its operations in the Netherlands, Germany and Belgium. As a result of the restructuring, the Group’s headcount has been reduced by 167 internal and external staff members.
For the year ended December 31, 2021, the total restructuring costs amounted to €3,804 thousand. The Group recognized termination benefits of €2,674 thousand for its general and administrative function and €360 thousand for its selling and distribution function. The Group incurred €115 thousand of other employee expenses for its general and administrative function and €15 thousand for its selling and distribution function. These expenses primarily relate to termination penalties of leased vehicles. The Group incurred €640 thousand of legal fees in connection with the implementation of its restructuring plan. These expenses have been presented as part of legal, accounting and consulting fees, within general and administrative expenses. The carrying amount of the restructuring provision recorded in the consolidated statement of financial position and the movements in the restructuring provision for the years ended December 31, 2023 and 2022 are presented below.

(in €‘000)	2023	2022
Current portion	144	248
Non-current portion	—	—
Carrying amount at January 1	144	248
Movements
Additions	60	—
Releases		—
Used during the year	(142)	(104)
Interest accretion	—	—
Carrying amount at December 31	62	144
Current portion	62	144
Non-current portion	—	—
Carrying amount at December 31	62	144
The remaining provision of €62 thousand is expected to be fully utilized in 2024.
Warranty provision
The Group generally offers its customers 24-month assurance type warranties for charging equipment sold to its customers. Management estimates the amount of the projected costs to repair or replace items under warranties if identified. These estimates are based on historical claims incurred to date and the estimate of costs of future claims. Therefore, the provision for warranty claims and its classification as current or non-current is based on historical information. As at December 31, 2023, this provision had a carrying amount of €290 thousand (December 31, 2022: €273 thousand).
Share-based payment provision
Refer to Note 11.2 for details about the Group’s share-based payment provision related to the Second Special Fees Agreement and the movements in the provision over all reporting periods presented.
Maturities of provisions
Maturities of total provisions as at December 31, 2023 are as follows:

(in €‘000)	Amounts due within one year	Amounts due between one and five years	Amounts due after five years	Total
Jubilee provision	—	—	35	35
Defined benefit provision	37	116	384	537
Restructuring provision	62	—	—	62
Warranty provision	218	72	—	290
Share-based payment provision	16,677	10,217	—	26,894
Other provisions	1,649	—	969	2,618
Total	18,643	10,405	1,388	30,436